SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE

CIM REAL ESTATE FINANCE TRUST, INC.

SCHEDULE IV — MORTGAGE LOANS ON REAL ESTATE

(in thousands)

Description	Interest Rate (a)	Final Maturity Date	Periodic Payment Terms (b)	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or “Interest”
Mezzanine Loans:
Astor — New York, New York	L + 13.85%	5/9/2021	P/I	N/A	$36,334	$37,153	$—
88 Lex — New York, New York	L + 13.85%	5/9/2021	P/I	N/A	23,401	24,033	—
90 Lex — New York, New York	L + 13.85%	5/9/2021	P/I	N/A	14,475	14,854	—
Metro — New York, New York	L + 13.85%	5/9/2021	P/I	N/A	9,505	9,934	—
Astor — New York, New York	L + 7.00%	5/9/2021	P/I	N/A	23,288	23,566	—
88 Lex — New York, New York	L + 7.00%	5/9/2021	P/I	N/A	17,575	17,780	—
90 Lex — New York, New York	L + 7.00%	5/9/2021	P/I	N/A	10,571	10,695	—
Metro — New York, New York	L + 7.00%	5/9/2021	P/I	N/A	7,954	8,046	—
Senior Loans:
Lucero — Austin, Texas	L + 3.50%	10/9/2023	P/I	N/A	40,079	39,759	—
Satellite Place — Duluth, Georgia	L + 3.15%	2/1/2025	P/I	N/A	44,675	44,080	—
Yoo on the Park — Atlanta, Georgia	L + 2.75%	1/9/2024	P/I	N/A	69,500	68,980	—

					$297,357	$298,880	$—

(a)	L = one month LIBOR rate.
(b)	P/I = principal and interest.

The following table reconciles mortgage loans on real estate for the years ended December 31 (in thousands):

	Year Ended December 31,
	2019	2018
Balance, beginning of period	$89,762	$—
Additions during period:
New loans	217,014	89,295
Capitalized interest	8,546	384
Accretion of fees and other items	2,441	268

Total additions	$228,001	$89,947

Less: Deductions during period:
Collections of principal	(17,186)	—
Deferred fees and other items	(1,697)	(185)

Total deductions	(18,883)	(185)

Balance, end of period	$298,880	$89,762